Invesco PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173 713.626.1919 www.invesco.com

December 23, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AIM International Mutual Funds (Invesco International Mutual Funds)
CIK 0000880859

Ladies and Gentlemen:

On behalf of the Registrant, please find transmitted herewith for filing via the EDGAR system Post-Effective Amendment No. 65 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”). The sole purpose of the Amendment is to file certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL exhibits”). The XBRL exhibits reflect the Item 2, 3 and 4 risk/return summary disclosure required by Form N-1A, which disclosure was included in Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed with the U.S. Securities and Exchange Commission via the EDGAR system on October 7, 2015 pursuant to Rule 485(a) under the Securities Act of 1933, which was deemed effective on December 21, 2015. The Registrant is filing this Amendment under Rule 485(b) for immediate effectiveness. As counsel to Invesco Advisers, Inc., investment advisor to the Fund, I have reviewed the Amendment and have determined that the Amendment does not contain disclosure that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.

Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (713) 214-1968.

Very truly yours,

/s/ Stephen Rimes

Stephen Rimes

Assistant General Counsel